Ordinary Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary Shares
17.	ORDINARY SHARES

Upon the incorporation of Puxin Limited on March 17, 2017, the Company issued 8,524 ordinary shares to Long bright Limited, 820 ordinary shares to Gao & Tianyi Limited, 492 ordinary shares to Pution Limited and 164 ordinary shares to Prospect Limited for an aggregate consideration of USD0.004.

On August 4, 2017, the Company issued 99,990,000 ordinary shares to its existing shareholders on a proportional basis for an aggregate consideration of USD5. Such issuance was accounted for as a stock split and, accordingly, all references to numbers of ordinary shares and per-share data in the accompanying consolidated financial statements have been adjusted to reflect the stock split and issuance of shares on a retrospective basis.

On February 5, 2018, in connection with the reorganization, the Company issued 21,761,652 ordinary shares to Puxin Nova Limited, 3,336,744 ordinary shares to Stary International Limited, 40,000 ordinary shares to Long wit Limited, 8,200,000 ordinary shares to Long belief Limited, 1,640,000 ordinary shares to Long faith Limited and 17,103,724 ordinary shares to Long favor Limited for an aggregate consideration of USD3.

The ordinary shares of the Company issued to Long favor Limited and Long belief Limited were to establish a reserve pool for future issuance of equity share incentive to the Group’s employees or for future acquisition payments. All shareholder rights of these 25,303,724 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding ordinary share are transferred to the employees or the shareholders of future acquiree. While the ordinary shares were issued to Long favor Limited and Long belief Limited, they do not have any of the rights associated with the ordinary shares, and as such the Company accounted for these shares as issued but not outstanding ordinary shares until the waiver is released by the Company, which occurs when the ordinary shares are awarded to the employees or the shareholders of future acquiree. 15,438,412 and 8,150,652, 6,450,766 and 8,150,652 ordinary shares of Long favor Limited and Long belief Limited are issued but not outstanding as of December 31, 2018 and December 31, 2019, respectively.

Upon the completion of the Company’s IPO in June, 2018, the Company offered and issued 8,280,000 ADSs representing 16,560,000 ordinary shares with a par value USD0.00005 per share at the net proceeds, before expense, of USD130,907 (equivalent to RMB837,541). IPO related expense is RMB38,711, out of which RMB38,333 is paid as of December 31, 2018 and the remaining balance is recorded in the accrued expense and other current liabilities.

Immediately upon the completion of the IPO, all of the Company’s convertible redeemable preferred shares automatically converted into an equal number of 11,917,880 ordinary shares; the convertible notes issued to Haitong automatically converted into 4,201,681 ordinary shares at the conversion prices of USD5.95, which equal to 70% of the IPO price of the ordinary shares; CICC ALPHA exercised its conversion right and the convertible notes were converted into 3,865,547 ordinary shares at the conversion prices of USD5.95 which equal to 70% of the IPO price of the ordinary shares.